Condensed Interim Statements of Cashflows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Cash flows from Operating Activities:
Net loss	$ (254,964)	$ (983,645)	$ (1,144,696)	$ (1,389,972)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expenses	640,167			384
Interest expense	12,606
Finance fees	92,824
Loss on disposal of asset				6,457
Options issued - consulting		95,733	106,370	285,850
Issuance of common stocks for settlement of convertible notes payable			8,305
Interest expense recognized through accretion of discount on debt		31,269	23,959	94,406
Original issue discount on new financing				15,500
Interest expense recognized through amortization of deferred financing costs		683	683	5,177
Change in fair value of derivative liabilities-Notes		102,821	114,435	185,057
Change in fair value of derivative liabilities-warrants				(5,517)
Changes in Operating Assets and Liabilities:
Accounts receivable	(7,601,406)
Prepaid expenses	(129,298)	2,000	2,000	(750)
Accounts payable and accrued expenses			76,843	114,394
Accounts payable	5,416,250	48,327
Accrued expenses on convertible notes payable		702,133	811,319	451,654
Net Cash Used in Operating Activities	(1,823,821)	(679)	(781)	(237,360)
Cash flows from Investing Activities:
Acquisition of business	(30,000,000)
Due from related party	(281,115)
Purchases of property and equipment	(41,116)
Net Cash Used in Investing Activities	(30,322,231)	(679)
Cash flows from Financing Activities:
Proceeds from credit facility, net of financing fees	23,870,020
Issuance of preferred stock				100
Proceeds from note payable	9,950,000			137,000
Net Cash Provided by Financing Activities	33,820,020	(679)		137,100
Net Change in Cash	1,673,968	(679)	(781)	(100,260)
Cash - Beginning of Reporting Period		781	781	101,041
Cash - End of Reporting Period	1,673,968	102		781
Supplemental Disclosure of Cash Flow Information
Interest paid	500,961
Income tax paid
Issuance of common stocks for settlement of convertible notes payable		8,305	$ 8,305	$ 308,582
Issuance of Series B preferred stock for settlement of convertible notes payable	$ 2,858,787